Average Annual Total Returns - First Trust TCW Unconstrained Plus Bond ETF	First Trust TCW Unconstrained Plus Bond ETF 1 Year	First Trust TCW Unconstrained Plus Bond ETF Since Inception	First Trust TCW Unconstrained Plus Bond ETF Inception Date	First Trust TCW Unconstrained Plus Bond ETF After tax on distributions 1 Year	First Trust TCW Unconstrained Plus Bond ETF After tax on distributions Since Inception	First Trust TCW Unconstrained Plus Bond ETF After tax on distributions and sale of fund shares 1 Year	First Trust TCW Unconstrained Plus Bond ETF After tax on distributions and sale of fund shares Since Inception	ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.73%	5.22%	Jun. 04, 2018	5.31%	3.87%	3.97%	3.42%	2.49%	2.47%